Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Items of Property, Plant and Equipment

Changes in items of property, plant and equipment in 2022 are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2021	148,331	375,902	41,189	11,316	61,293	638,031
Additions	2,060	26,826	3,862	913	82,970	116,631
Disposals	(141)	(7,759)	(1,188)	(421)	(35)	(9,544)
Reclassifications	7,719	44,412	2,027	856	(55,014)	—
Exchange differences	1,946	6,358	379	227	732	9,642
At December 31, 2021	159,915	445,739	46,269	12,891	89,946	754,760
Additions	2,306	39,399	3,524	1,337	247,961	294,527
Disposals	(293)	(2,693)	(18)	(249)	(61)	(3,314)
Reclassifications	1,386	33,917	1,467	821	(37,591)	—
Exchange differences	3,109	7,402	398	382	(1,728)	9,563
At December 31, 2022	166,423	523,764	51,640	15,182	298,527	1,055,535

Depreciation and impairment
At January 1, 2021	63,563	222,804	29,900	8,107	—	324,374
Depreciation charge for the year	5,319	29,549	5,660	1,206	—	41,734
Impairment	—	547	396	—	—	943
Disposals	(140)	(7,330)	(1,053)	(410)	—	(8,933)
Exchange differences	689	2,912	154	170	—	3,925
At December 31, 2021	69,431	248,482	35,057	9,073	—	362,043
Depreciation charge for the year	5,948	36,628	6,250	1,512	—	50,338
Impairment	—	44	—	—	—	44
Disposals	(293)	(2,210)	(5)	(240)	—	(2,748)
Exchange differences	793	3,291	130	243	—	4,457
At December 31, 2022	75,879	286,235	41,432	10,588	—	414,134

Net book value
At December 31, 2022	90,544	237,529	10,208	4,594	298,527	641,402
At December 31, 2021	90,484	197,257	11,212	3,818	89,946	392,717